CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Statement) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Current assets [abstract]
Cash and cash equivalents		¥ 9,458	¥ 8,584
Cash segregated as deposits		50,024	51,655
Crypto assets held		37,876	44,680
Customer accounts receivable		1,422	1,086
Other financial assets		430	62
Other current assets		1,274	1,035
Total current assets		100,484	107,102
Noncurrent assets:
Property and equipment		1,464	1,909
Intangible assets and goodwill	[1]	13,600	2,529
Crypto asset held		186	43
Other financial assets		474	433
Equity-accounted investees		491	0
Deferred tax assets	[1]	378	337
Other non-current assets		44	0
Total non-current assets		16,637	5,251
Total assets		117,121	112,353
Current liabilities:
Deposits received		49,814	50,911
Crypto asset borrowings		37,543	44,479
Other financial liabilities		4,517	2,826
Income taxes payable		647	799
Excise tax payable		0	303
Other current liabilities		615	536
Total current liabilities		93,136	99,854
Non-current liabilities:
Other financial liabilities		1,203	901
Warrant liability		132	410
Provisions		342	340
Deferred tax liabilities	[1]	562	79
Deferred tax liabilities		2,239	1,730
Total non-current liabilities		95,375	101,584
Equity:
Ordinary shares		273	213
Capital surplus		34,247	13,317
Share-based payment reserve		1,156	0
Merger reserve		(9,258)	0
Treasury shares		(4)	(4)
Retained earnings (accumulated deficit)		(4,368)	(2,770)
Foreign currency translation adjustment		(301)	13
Total equity		21,745	10,769
Total liabilities and equity		¥ 117,120	¥ 112,353

[1]	Revised based on adjustments to the original provisional amounts made in March 2025 for Next Finance Tech’s identifiable assets acquired and liabilities assumed. Next Finance Tech was acquired by the Company in March 2025.